Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	[1]	$ 133,311	$ 140,940
Acquisitions through business combinations		128	24
Hyperinflation monetary adjustments		(86)	(46)
Goodwill ending balance		128,114	133,311	[1]
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		133,316	140,980
Effect of movements in foreign exchange		53	(7,541)
Disposals through the sale of subsidiaries		(22)	(652)
Acquisitions through business combinations		682	107
Hyperinflation monetary adjustments		171	435
Reclassified as held for sale		(6,081)	(13)
Goodwill ending balance		128,119	133,316
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		(5)	(40)
Disposals through the sale of subsidiaries			35
Goodwill ending balance		$ (5)	$ (5)

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.